Employee Option Plans (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 3,981	$ 4,034	$ 4,394
Cost of revenues [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	2	7	15
Research and development expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	4	8	17
Selling and marketing expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	4		71
General and administrative expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total stock-based compensation expense	$ 3,971	$ 4,019	$ 4,291